UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Scharf Investments
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Address:  641 Escalona Drive
          ----------------------------------------------------------------------
          Santa Cruz, California  95060
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Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey R. Scharf
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    831-429-6513
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey R. Scharf               Santa Cruz, California             01/20/00
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
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28-
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28-
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

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 44
                                        -------------------

Form 13F Information Table Value Total: $197,302,180
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:             ITEM 7:             ITEM 8:
----------------------- --------------  ---------  ----------  -------- ------------------- ------------------  --------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT            MANAGERS       VOTING AUTHORITY
                                          NUMBER     MARKET    PRINCIPAL     DISCRETION                         ----- ------ -------
                                                     VALUE      AMOUNT  ------- ----- ------                     (A)   (B)    (C)
                                                                          (A)    (B)   (C)                      SOLE  SHARED  NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INT'L GROUP         COM        026874107   8,419,478     77,868    77,868          Scharf Investments                77,868
AMGEN                        COM        031162100  19,880,267    330,993   330,993          Scharf Investments               330,993
BERKSHIRE HATHAWAY (1/10)    COM        084670108     617,100         11        11          Scharf Investments                    11
BERKSHIRE HATHAWAY CL B      COM        084670207   3,708,100      2,026     2,026          Scharf Investments                 2,026
CANADIAN NAT'L RAILWAY       COM        136375102   7,049,636    266,024   266,024          Scharf Investments               266,024
CANADIAN PACIFIC             COM        135923100   5,498,933    255,023   255,023          Scharf Investments               255,023
DONNELLEY (RR) & SONS        COM        257867101   5,477,359    220,750   220,750          Scharf Investments               220,750
EASTMAN KODAK                COM        277461109   2,065,344     31,175    31,175          Scharf Investments                31,175
FANNIE MAE                   COM        313586109   6,572,046    105,258   105,258          Scharf Investments               105,258
FIRST DATA CORP.             COM        319963104   9,694,739    196,598   196,598          Scharf Investments               196,598
FREDDIE MAC                  COM        313400301   5,836,315    124,012   124,012          Scharf Investments               124,012
GANNETT                      COM        364730101   6,042,232     74,081    74,081          Scharf Investments                74,081
GENERAL AMER 7.2% PREF.      PREF       368802302     280,031     12,875    12,875          Scharf Investments                12,875
GENUINE PARTS                COM        372460105   4,303,902    173,457   173,457          Scharf Investments               173,457
INTEL CORP.                  COM        458140100  10,718,487    130,217   130,217          Scharf Investments               130,217
INT'L BUSINESS MACHINES      COM        459200101  11,531,190    106,894   106,894          Scharf Investments               106,894
JOHNSON CONTROLS             COM        478366107   1,693,453     29,775    29,775          Scharf Investments                29,775
KNIGHT RIDDER                COM        499040103   4,625,326     77,655    77,655          Scharf Investments                77,655
LEAR CORP.                   COM        521865105   1,540,000     48,125    48,125          Scharf Investments                48,125
LENNAR 0% CV LYON 7/29/18    CV. BOND   526057AA2     567,688  1,465,000 1,465,000          Scharf Investments             1,465,000
LONGS DRUG STORES            COM        543162101     970,937     37,615    37,615          Scharf Investments                37,615
MASCO                        COM        574599106   5,978,934    235,623   235,623          Scharf Investments               235,623
MEDIA ONE                    COM        58440J104   1,851,565     24,105    24,105          Scharf Investments                24,105
MERCK                        COM        589331107     853,819     12,708    12,708          Scharf Investments                12,708
MERRILL LYNCH                COM        590188108     698,159      8,380     8,380          Scharf Investments                 8,380
MICROSOFT                    COM        594918104  10,726,873     91,879    91,879          Scharf Investments                91,879
MORGAN STANLEY/DN WITTER     COM        617446448  12,603,969     88,294    88,294          Scharf Investments                88,294
NATIONAL DATA CV 5% 2003     CV. BOND   635621AA3     768,950    845,000   845,000          Scharf Investments               845,000
NATIONS BALANCED FUND        COM        63857K107     459,662     54,885    54,885          Scharf Investments                54,885
NATL ASTRLIA BNK CV UNITS    PFD EXCH   632525309     229,288      8,300     8,300          Scharf Investments                 8,300
                             CAP UNITS
NEW PLAN EXCEL REALTY        COM        648059103   6,271,446    396,613   396,613          Scharf Investments               396,613
NEWELL RUBBERMAID            COM        651229106   1,121,865     38,685    38,685          Scharf Investments                38,685
NORDSTROM                    COM        655664100   1,334,859     50,731    50,731          Scharf Investments                50,731
NUVEEN CA MUNI VALUE FUND    COM        67062c107     198,923     25,260    25,260          Scharf Investments                25,260
PFIZER                       COM        717081103   2,933,745     90,443    90,443          Scharf Investments                90,443
RYLAND GROUP                 COM        783764103     893,787     38,755    38,755          Scharf Investments                38,755
SALOMON NIKKEI CV BOND       MITTS      79549B628     581,786     58,915    58,915          Scharf Investments                58,915
SHERWIN-WILLIAMS             COM        824348106   2,061,885     98,185    98,185          Scharf Investments                98,185
SNAP ON                      COM        833034101   4,894,008    184,245   184,245          Scharf Investments               184,245
STRYKER CORP.                COM        863667101   2,181,003     31,325    31,325          Scharf Investments                31,325
THOMAS AND BETTS             COM        884315102   4,157,297    130,425   130,425          Scharf Investments               130,425
TRIBUNE COMPANY              COM        896047107   1,065,459     19,350    19,350          Scharf Investments                19,350
WAL-MART STORES              COM        931142103  15,548,355    224,931   224,931          Scharf Investments               224,931
WASHINGTON MUTUAL            COM        939322103   2,793,983    107,980   107,980          Scharf Investments               107,980